REVENUES - Narratives (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 GBP (£)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amount of loan facility | £	£ 1.7
Number of bitcoins held | item	2,441	2,441
Number of bitcoins transferred as collateral | item	1,504
Fair value of crypto assets | £			£ 80.0
Loan Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amount of loan facility		$ 30	£ 22.2